Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2023	2022
	(in € millions)
Trade payables	662	588
Value added tax and sales taxes payable	291	244
Other current liabilities	25	13
Total	978	845